Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments

4.      Prepayments

Prepayments consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments – inventories and processing fee	14,645,763	3,011,819
Prepayments – design fees	7,162,700	—
Prepayments – others	2,577,547	1,594,247
Total	24,386,010	4,606,066